Subsequent Events (Details) - $ / shares	Sep. 15, 2026	Sep. 01, 2026	Jun. 30, 2026		Dec. 31, 2025		Sep. 02, 2025	Aug. 15, 2025
Subsequent Events [Line Items]
Preferred stock, share authorized			10,000,000		10,000,000
Preferred stock, par value (in Dollars per share)			$ 0.001		$ 0.001
Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)								1,110,000
Preferred Stock [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.001
Preferred stock, share authorized								10,000,000
Preferred Stock [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Preferred stock, share authorized								10,000,000
Preferred stock, par value (in Dollars per share)								$ 0.001
Forecast [Member]
Subsequent Events [Line Items]
Preferred stock, share authorized		10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001
Forecast [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)	1,110,000	1,110,000
Forecast [Member] | Ordinary Shares [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)		1,110,000
Ordinary shares, par value (in Dollars per share)		$ 0.02
Forecast [Member] | Ordinary Shares [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)	1,110,000
Forecast [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, share authorized	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001
Forecast [Member] | Preferred Stock [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Preferred stock, share authorized		10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001
Forecast [Member] | Preferred Stock [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Preferred stock, share authorized	10,000,000
Class A Ordinary Share [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)			50,000,000	[1]	50,000,000	[1]		1,000,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.02	[1]	$ 0.02	[1]	$ 0.001	$ 0.001
Class A Ordinary Share [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)								1,000,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.001
Class A Ordinary Share [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)							0.001
Class A Ordinary Share [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)								900,000,000
Class A Ordinary Share [Member] | Ordinary Shares [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)								900,000,000
Class A Ordinary Share [Member] | Forecast [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.001
Class A Ordinary Share [Member] | Forecast [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.02	$ 0.02
Class A Ordinary Share [Member] | Forecast [Member] | Ordinary Shares [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)		1,000,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Class A Ordinary Share [Member] | Forecast [Member] | Ordinary Shares [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)	1,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.001
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)			2,500,000	[1]	2,500,000	[1]		50,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.02	[1]	$ 0.02	[1]	0.001	$ 0.001
Class B Ordinary Shares [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)								50,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.001
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)							0.001
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)								40,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.001
Class B Ordinary Shares [Member] | Ordinary Shares [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)								40,000,000
Class B Ordinary Shares [Member] | Forecast [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.001
Class B Ordinary Shares [Member] | Forecast [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)	2,500,000	2,500,000
Ordinary shares, par value (in Dollars per share)	$ 0.02	$ 0.02
Class B Ordinary Shares [Member] | Forecast [Member] | Ordinary Shares [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)		50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Class B Ordinary Shares [Member] | Forecast [Member] | Ordinary Shares [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.001
Class C Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)			2,500,000	[1]	2,500,000	[1]		50,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.02	[1]	$ 0.02	[1]	0.001	$ 0.001
Class C Ordinary Shares [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)								50,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.001
Class C Ordinary Shares [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.001
Class C Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)								50,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.001
Class C Ordinary Shares [Member] | Forecast [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.001
Class C Ordinary Shares [Member] | Forecast [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)	2,500,000	2,500,000
Ordinary shares, par value (in Dollars per share)	$ 0.02	$ 0.02
Class C Ordinary Shares [Member] | Forecast [Member] | Ordinary Shares [Member] | Shareholders [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)		50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Class C Ordinary Shares [Member] | Forecast [Member] | Ordinary Shares [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares)	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.001

[1]	The share information is presented on a retroactive basis to reflect the share consolidation effected on September 15, 2026 (Note 1).